UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2022

Date of reporting period:	2/28/2022

Item 1 – Reports to Stockholders

PGIM JENNISON MID-CAP GROWTH FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’ sportfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2022 were not audited and, accordingly,no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Mid-Cap Growth Fund informative and useful. The report covers performance for the six-month period ended February 28, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Mid-Cap Growth Fund

April 15, 2022

PGIM Jennison Mid-Cap Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22	Average Annual Total Returns as of 2/28/22
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	-12.92	-10.60	13.52	11.47	—
Class C	-13.23	-7.09	14.00	11.31	—
Class R	-13.05	-5.63	14.57	11.88	—
Class Z	-12.75	-5.07	15.16	12.44	—
Class R2	-12.92	-5.43	N/A	N/A	14.25 (12/27/2017)
Class R4	-12.80	-5.20	N/A	N/A	14.54 (12/27/2017)
Class R6	-12.69	-4.94	15.34	12.63	—
Russell Midcap Growth Index
	-15.80	-4.32	14.86	13.59	—
Russell Midcap Index
	-6.15	7.07	12.02	12.82	—

Average Annual Total Returns as of 2/28/22 Since Inception (%)
Class R2, Class R4 (12/27/2017)
Russell Midcap Growth Index	13.53
Russell Midcap Index	11.39

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fee	None	None	None	None	0.10%*	0.10%*	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Russell Midcap Growth Index—The Russell Midcap Growth Index is an unmanaged index, which is a market value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Mid-Cap Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 2/28/22

Ten Largest Holdings	Line of Business	% of Net Assets
Palo Alto Networks, Inc.	Software	3.0%
Performance Food Group Co.	Food & Staples Retailing	2.6%
Quanta Services, Inc.	Construction & Engineering	2.6%
Molina Healthcare, Inc.	Health Care Providers & Services	2.2%
CBRE Group, Inc. (Class A Stock)	Real Estate Management & Development	2.2%
Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	2.2%
HEICO Corp.	Aerospace & Defense	2.2%
Crown Holdings, Inc.	Containers & Packaging	2.1%
J.B. Hunt Transport Services, Inc.	Road & Rail	2.1%
Avantor, Inc.	Life Sciences Tools & Services	2.1%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷$1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Mid-Cap Growth Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Mid-Cap Growth Fund		Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$ 870.80	1.03%	$4.78
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16
Class C	Actual	$1,000.00	$ 867.70	1.86%	$8.61
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30
Class R	Actual	$1,000.00	$ 869.50	1.26%	$5.84
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
Class Z	Actual	$1,000.00	$ 872.50	0.71%	$3.30
	Hypothetical	$1,000.00	$1,021.27	0.71%	$3.56
Class R2	Actual	$1,000.00	$ 870.80	1.08%	$5.01
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class R4	Actual	$1,000.00	$ 872.00	0.79%	$3.67
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96
Class R6	Actual	$1,000.00	$ 873.10	0.59%	$2.74
	Hypothetical	$1,000.00	$1,021.87	0.59%	$2.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 28, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS

Aerospace & Defense 2.2%
HEICO Corp.	361,139	$53,271,614

Auto Components 1.7%
Aptiv PLC*	316,076	40,912,877

Automobiles 0.1%
Arrival SA (Luxembourg)*(a)	588,302	2,053,174

Biotechnology 4.1%
Argenx SE (Netherlands), ADR*	70,797	20,369,005
Horizon Therapeutics PLC*	478,859	43,657,575
Intellia Therapeutics, Inc.*	122,689	12,127,808
Seagen, Inc.*	195,211	25,156,841

		101,311,229

Building Products 3.1%
AZEK Co., Inc. (The)*	910,395	26,847,549
Trane Technologies PLC	194,471	29,934,921
Zurn Water Solutions Corp.	596,576	19,400,651

		76,183,121

Capital Markets 1.7%
Ares Management Corp. (Class A Stock)	518,567	42,050,598

Commercial Services & Supplies 1.6%
GFL Environmental, Inc. (Canada)	1,302,179	38,088,736

Construction & Engineering 3.3%
Quanta Services, Inc.(a)	580,689	63,260,260
WillScot Mobile Mini Holdings Corp.*	510,503	18,138,171

		81,398,431

Construction Materials 1.0%
Martin Marietta Materials, Inc.	65,254	24,757,368

Containers & Packaging 2.1%
Crown Holdings, Inc.	428,314	52,541,278

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	9

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Diversified Financial Services 1.7%
Apollo Global Management, Inc.(a)	627,133	$40,926,700

Electrical Equipment 1.8%
AMETEK, Inc.	337,292	43,777,129

Electronic Equipment, Instruments & Components 5.8%
Amphenol Corp. (Class A Stock)	621,588	47,246,904
Cognex Corp.	260,974	17,631,403
Littelfuse, Inc.	127,986	33,047,265
Teledyne Technologies, Inc.*	106,296	45,641,377

		143,566,949

Food & Staples Retailing 2.6%
Performance Food Group Co.*	1,135,482	63,632,411

Food Products 0.9%
Freshpet, Inc.*(a)	238,448	22,707,403

Health Care Equipment & Supplies 2.7%
Align Technology, Inc.*	23,787	12,166,099
Cooper Cos., Inc. (The)	81,103	33,172,749
STERIS PLC	91,656	21,997,440

		67,336,288

Health Care Providers & Services 3.4%
Molina Healthcare, Inc.*	179,557	55,100,657
Progyny, Inc.*	749,337	29,493,904

		84,594,561

Health Care Technology 0.6%
Definitive Healthcare Corp.*(a)	658,968	15,235,340

Hotels, Restaurants & Leisure 3.6%
Hilton Worldwide Holdings, Inc.*	361,783	53,855,017
Texas Roadhouse, Inc.	364,376	34,582,926

		88,437,943

Household Durables 1.5%
Lennar Corp. (Class A Stock)	423,644	38,077,123

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 1.5%
Ryan Specialty Group Holdings, Inc. (Class A Stock)*	916,357	$36,709,261

Interactive Media & Services 0.8%
Pinterest, Inc. (Class A Stock)*	715,505	19,139,759

Internet & Direct Marketing Retail 1.5%
Etsy, Inc.*	239,579	37,108,391

IT Services 9.0%
Gartner, Inc.*	160,739	45,074,430
Globant SA*	161,279	44,190,446
Jack Henry & Associates, Inc.	237,956	42,070,621
Okta, Inc.*	167,166	30,564,632
Shift4 Payments, Inc. (Class A Stock)*(a)	656,840	34,582,626
WEX, Inc.*	148,453	25,015,815

		221,498,570

Life Sciences Tools & Services 5.4%
Agilent Technologies, Inc.	225,809	29,436,461
Avantor, Inc.*	1,455,932	50,506,281
Bio-Techne Corp.	29,049	12,183,441
IQVIA Holdings, Inc.*	172,432	39,680,052

		131,806,235

Machinery 1.6%
Nordson Corp.	176,344	39,940,153

Pharmaceuticals 0.8%
Catalent, Inc.*	196,560	20,056,982

Professional Services 1.4%
CoStar Group, Inc.*	577,487	35,232,482

Real Estate Management & Development 2.2%
CBRE Group, Inc. (Class A Stock)*	562,154	54,444,615

Road & Rail 2.1%
J.B. Hunt Transport Services, Inc.	250,991	50,933,604

Semiconductors & Semiconductor Equipment 8.4%
Enphase Energy, Inc.*	258,050	43,016,935
Entegris, Inc.	292,899	38,217,462

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	11

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Marvell Technology, Inc.	545,037	$37,242,378
Monolithic Power Systems, Inc.	65,787	30,176,497
ON Semiconductor Corp.*	491,810	30,792,224
Universal Display Corp.	176,924	27,407,297

		206,852,793

Software 13.7%
Black Knight, Inc.*	166,543	9,358,051
Crowdstrike Holdings, Inc. (Class A Stock)*	230,941	45,081,993
Five9, Inc.*	294,093	32,350,230
HubSpot, Inc.*	72,322	37,969,050
Palo Alto Networks, Inc.*	125,438	74,541,532
Paycom Software, Inc.*	93,826	31,826,717
Paycor HCM, Inc.*(a)	955,704	26,826,611
Smartsheet, Inc. (Class A Stock)*	583,101	31,003,480
Trade Desk, Inc. (The) (Class A Stock)*	578,087	49,322,383

		338,280,047

Specialty Retail 5.0%
Burlington Stores, Inc.*	222,369	50,230,933
Five Below, Inc.*	206,809	33,836,020
O’Reilly Automotive, Inc.*	46,503	30,191,608
Warby Parker, Inc. (Class A Stock)*(a)	258,161	7,726,759

		121,985,320

Textiles, Apparel & Luxury Goods 0.6%
On Holding AG (Switzerland) (Class A Stock)*(a)	553,176	13,469,836

TOTAL LONG-TERM INVESTMENTS (cost $1,871,702,584)		2,448,318,321

See Notes to Financial Statements.

12

Description	Shares	Value

SHORT-TERM INVESTMENT 5.1%

AFFILIATED MUTUAL FUND
PGIM Institutional Money Market Fund (cost $125,831,483; includes $125,825,397 of cash collateral for securities on loan)(b)(wa)	126,002,710	$125,901,908

TOTAL INVESTMENTS 104.6% (cost $1,997,534,067)		2,574,220,229
Liabilities in excess of other assets (4.6)%		(112,358,260)

NET ASSETS 100.0%		$2,461,861,969

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,475,229; cash collateral of $125,825,397 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$53,271,614	$—	$—
Auto Components	40,912,877	—	—
Automobiles	2,053,174	—	—

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Biotechnology	$101,311,229	$—	$—
Building Products	76,183,121	—	—
Capital Markets	42,050,598	—	—
Commercial Services & Supplies	38,088,736	—	—
Construction & Engineering	81,398,431	—	—
Construction Materials	24,757,368	—	—
Containers & Packaging	52,541,278	—	—
Diversified Financial Services	40,926,700	—	—
Electrical Equipment	43,777,129	—	—
Electronic Equipment, Instruments & Components	143,566,949	—	—
Food & Staples Retailing	63,632,411	—	—
Food Products	22,707,403	—	—
Health Care Equipment & Supplies	67,336,288	—	—
Health Care Providers & Services	84,594,561	—	—
Health Care Technology	15,235,340	—	—
Hotels, Restaurants & Leisure	88,437,943	—	—
Household Durables	38,077,123	—	—
Insurance	36,709,261	—	—
Interactive Media & Services	19,139,759	—	—
Internet & Direct Marketing Retail	37,108,391	—	—
IT Services	221,498,570	—	—
Life Sciences Tools & Services	131,806,235	—	—
Machinery	39,940,153	—	—
Pharmaceuticals	20,056,982	—	—
Professional Services	35,232,482	—	—
Real Estate Management & Development	54,444,615	—	—
Road & Rail	50,933,604	—	—
Semiconductors & Semiconductor Equipment	206,852,793	—	—
Software	338,280,047	—	—
Specialty Retail	121,985,320	—	—
Textiles, Apparel & Luxury Goods	13,469,836	—	—
Short-Term Investment
Affiliated Mutual Fund	125,901,908	—	—

Total	$2,574,220,229	$—	$—

See Notes to Financial Statements.

14

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows:

Software	13.7%
IT Services	9.0
Semiconductors & Semiconductor Equipment	8.4
Electronic Equipment, Instruments & Components	5.8
Life Sciences Tools & Services	5.4
Affiliated Mutual Fund (5.1% represents investments purchased with collateral from securities on loan)	5.1
Specialty Retail	5.0
Biotechnology	4.1
Hotels, Restaurants & Leisure	3.6
Health Care Providers & Services	3.4
Construction & Engineering	3.3
Building Products	3.1
Health Care Equipment & Supplies	2.7
Food & Staples Retailing	2.6
Real Estate Management & Development	2.2
Aerospace & Defense	2.2
Containers & Packaging	2.1
Road & Rail	2.1
Electrical Equipment	1.8
Capital Markets	1.7

Diversified Financial Services	1.7%
Auto Components	1.7
Machinery	1.6
Commercial Services & Supplies	1.6
Household Durables	1.5
Internet & Direct Marketing Retail	1.5
Insurance	1.5
Professional Services	1.4
Construction Materials	1.0
Food Products	0.9
Pharmaceuticals	0.8
Interactive Media & Services	0.8
Health Care Technology	0.6
Textiles, Apparel & Luxury Goods	0.6
Automobiles	0.1

104.6
Liabilities in excess of other assets	(4.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$124,475,229	$(124,475,229)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	15

Statement of Assets and Liabilities (unaudited)

as of February 28, 2022

Assets
Investments at value, including securities on loan of $124,475,229:
Unaffiliated investments (cost $1,871,702,584)	$2,448,318,321
Affiliated investments (cost $125,831,483)	125,901,908
Receivable for investments sold	19,599,743
Receivable for Fund shares sold	3,903,975
Dividends receivable	261,161
Tax reclaim receivable	1,432
Prepaid expenses	11,618

Total Assets	2,597,998,158

Liabilities
Payable to broker for collateral for securities on loan	125,825,397
Payable for investments purchased	3,797,627
Payable for Fund shares purchased	3,173,417
Payable to custodian	1,208,415
Management fee payable	1,064,741
Accrued expenses and other liabilities	622,074
Distribution fee payable	262,421
Loan payable	104,000
Affiliated transfer agent fee payable	75,168
Directors’ fees payable	2,869
Affiliated shareholder servicing fees payable	60

Total Liabilities	136,136,189

Net Assets	$2,461,861,969

Net assets were comprised of:
Common stock, at par	$140,925
Paid-in capital in excess of par	1,843,788,255
Total distributable earnings (loss)	617,932,789

Net assets, February 28, 2022	$2,461,861,969

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($921,761,636 ÷ 62,688,605 shares of common stock issued and outstanding)	$14.70
Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.56

Class C
Net asset value, offering price and redemption price per share, ($13,450,468 ÷ 687,205 shares of common stock issued and outstanding)(a)	$19.57

Class R
Net asset value, offering price and redemption price per share, ($110,245,045 ÷ 8,937,765 shares of common stock issued and outstanding)	$12.33

Class Z
Net asset value, offering price and redemption price per share, ($671,694,786 ÷ 33,418,621 shares of common stock issued and outstanding)	$20.10

Class R2
Net asset value, offering price and redemption price per share, ($1,523,570 ÷ 75,156 shares of common stock issued and outstanding)	$20.27

Class R4
Net asset value, offering price and redemption price per share, ($20,886,481 ÷ 1,007,400 shares of common stock issued and outstanding)	$20.73

Class R6
Net asset value, offering price and redemption price per share, ($722,299,983 ÷ 34,110,089 shares of common stock issued and outstanding)	$21.18

(a)	On December 27, 2021, the Fund declared a 4 to 1 reverse stock split for Class C shares. The shares outstanding have been restated to reflect the share conversion ratio of 0.25.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	17

Statement of Operations (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $4,173 foreign withholding tax)	$4,102,998
Income from securities lending, net (including affiliated income of $26,913)	154,032
Affiliated dividend income	16,418

Total income	4,273,448

Expenses
Management fee	7,871,723
Distribution fee(a)	2,108,064
Shareholder servicing fees (including affiliated expense of $194)(a)	8,178
Transfer agent’s fees and expenses (including affiliated expense of $262,141)(a)	1,338,118
Custodian and accounting fees	90,169
Shareholders’ reports	70,607
Registration fees(a)	66,269
Directors’ fees	21,338
Legal fees and expenses	16,777
Audit fee	11,901
Miscellaneous	28,083

Total expenses	11,631,227
Less: Fee waiver and/or expense reimbursement(a)	(5,048)
Distribution fee waiver(a)	(156,223)

Net expenses	11,469,956

Net investment income (loss)	(7,196,508)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $27,801)	77,833,775
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(53,058))	(439,174,130)

Net gain (loss) on investment transactions	(361,340,355)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(368,536,863)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,558,712	78,537	468,671	—	2,144	—	—
Shareholder servicing fees	—	—	—	—	788	7,390	—
Transfer agent’s fees and expenses	729,820	14,109	103,533	480,296	1,597	2,844	5,919
Registration fees	20,342	7,311	4,880	11,776	4,764	4,757	12,439
Fee waiver and/or expense reimbursement	—	—	—	—	(5,048)	—	—
Distribution fee waiver	—	—	(156,223)	—	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(7,196,508)	$(12,742,603)
Net realized gain (loss) on investment transactions	77,833,775	877,946,187
Net change in unrealized appreciation (depreciation) on investments	(439,174,130)	59,006,843

Net increase (decrease) in net assets resulting from operations	(368,536,863)	924,210,427

Dividends and Distributions
Distributions from distributable earnings
Class A	(313,353,306)	(338,022,124)
Class C	(3,888,472)	(18,649,282)
Class R	(42,313,219)	(48,233,348)
Class Z	(182,607,939)	(246,206,246)
Class R2	(394,367)	(208,373)
Class R4	(5,326,501)	(353,180)
Class R6	(187,635,150)	(211,689,748)

	(735,518,954)	(863,362,301)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	231,710,053	516,030,767
Net asset value of shares issued in reinvestment of dividends and distributions	697,858,759	821,637,026
Cost of shares purchased	(374,411,175)	(921,849,600)

Net increase (decrease) in net assets from Fund share transactions	555,157,637	415,818,193

Total increase (decrease)	(548,898,180)	476,666,319

Net Assets:
Beginning of period	3,010,760,149	2,534,093,830

End of period	$2,461,861,969	$3,010,760,149

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	19

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.79		$25.32	$29.35	$38.18	$37.70	$34.76
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.15)	(0.10)	(0.09)	(0.13)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	(2.18)		8.28	4.84	1.46	5.66	5.27
Total from investment operations	(2.25)		8.13	4.74	1.37	5.53	5.19
Less Dividends and Distributions:
Distributions from net realized gains	(6.84)		(9.66)	(8.77)	(10.20)	(5.05)	(2.25)
Net asset value, end of period	$14.70		$23.79	$25.32	$29.35	$38.18	$37.70
Total Return(b):	(12.92)%		38.68%	21.73%	9.98%	15.93%	15.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$921,762		$1,126,764	$925,117	$929,801	$1,153,936	$1,475,747
Average net assets (000)	$1,047,753		$1,056,327	$867,188	$939,210	$1,331,811	$1,964,894
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.03	%(e)	1.03%	1.06%	1.07%	1.06%	1.06%
Expenses before waivers and/or expense reimbursement	1.03	%(e)	1.03%	1.06%	1.07%	1.06%	1.06%
Net investment income (loss)	(0.72	)%(e)	(0.65)%	(0.42)%	(0.32)%	(0.34)%	(0.23)%
Portfolio turnover rate(f)	28%		71%	58%	31%	36%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022(a)		2021(a)	2020(a)	2019(a)	2018(a)	2017(a)
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$29.48		$54.12	$79.08	$118.44	$121.92	$114.84
Income (loss) from investment operations:
Net investment income (loss)	(0.20)		(0.48)	(0.60)	(0.80)	(1.12)	(1.08)
Net realized and unrealized gain (loss) on investment transactions	(2.87)		14.48	10.72	2.24	17.84	17.16
Total from investment operations	(3.07)		14.00	10.12	1.44	16.72	16.08
Less Dividends and Distributions:
Distributions from net realized gains	(6.84)		(38.64)	(35.08)	(40.80)	(20.20)	(9.00)
Net asset value, end of period	$19.57		$29.48	$54.12	$79.08	$118.44	$121.92
Total Return(c):	(13.23)%		37.57%	20.95%	9.19%	15.19%	14.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,450		$17,586	$29,633	$48,646	$114,841	$127,048
Average net assets (000)	$15,838		$22,913	$34,773	$78,014	$121,294	$137,699
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.86	%(f)	1.79%	1.76%	1.74%	1.69%	1.76%
Expenses before waivers and/or expense reimbursement	1.86	%(f)	1.79%	1.76%	1.74%	1.69%	1.76%
Net investment income (loss)	(1.55	)%(f)	(1.39)%	(1.10)%	(0.99)%	(0.98)%	(0.93)%
Portfolio turnover rate(g)	28%		71%	58%	31%	36%	34%

(a)

The Fund had a 4 to 1 reverse stock split effective December 27, 2021. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split (see Note 7 in the Notes to Financial Statements). The net asset value reported at the original dates prior to the reverse stock split were $7.37, $13.53, $19.77, $29.61 and $30.48 for the years ended August 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	21

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$21.09		$23.41	$27.83	$36.85	$36.61	$33.89
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.18)	(0.13)	(0.14)	(0.19)	(0.15)
Net realized and unrealized gain (loss) on investment transactions	(1.84)		7.52	4.48	1.32	5.48	5.12
Total from investment operations	(1.92)		7.34	4.35	1.18	5.29	4.97
Less Dividends and Distributions:
Distributions from net realized gains	(6.84)		(9.66)	(8.77)	(10.20)	(5.05)	(2.25)
Net asset value, end of period	$12.33		$21.09	$23.41	$27.83	$36.85	$36.61
Total Return(b):	(13.05)%		38.38%	21.56%	9.74%	15.73%	15.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$110,245		$139,403	$124,024	$137,975	$167,650	$197,803
Average net assets (000)	$126,014		$135,345	$121,955	$144,398	$186,452	$215,521
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.26	%(e)	1.24%	1.26%	1.25%	1.24%	1.26%
Expenses before waivers and/or expense reimbursement	1.51	%(e)	1.49%	1.51%	1.50%	1.49%	1.51%
Net investment income (loss)	(0.95	)%(e)	(0.86)%	(0.61)%	(0.51)%	(0.52)%	(0.43)%
Portfolio turnover rate(f)	28%		71%	58%	31%	36%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.94		$29.67	$32.84	$41.27	$40.26	$36.87
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.09)	(0.02)	(0.01)	(0.03)	0.02
Net realized and unrealized gain (loss) on investment transactions	(2.95)		10.02	5.62	1.78	6.09	5.62
Total from investment operations	(3.00)		9.93	5.60	1.77	6.06	5.64
Less Dividends and Distributions:
Distributions from net realized gains	(6.84)		(9.66)	(8.77)	(10.20)	(5.05)	(2.25)
Net asset value, end of period	$20.10		$29.94	$29.67	$32.84	$41.27	$40.26
Total Return(b):	(12.75)%		39.12%	22.16%	10.29%	16.26%	16.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$671,695		$845,309	$771,068	$1,550,111	$2,599,235	$3,522,414
Average net assets (000)	$773,046		$829,228	$896,694	$1,902,093	$3,091,013	$3,529,158
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.71	%(e)	0.70%	0.74%	0.79%	0.80%	0.76%
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.70%	0.74%	0.79%	0.80%	0.76%
Net investment income (loss)	(0.40	)%(e)	(0.32)%	(0.08)%	(0.04)%	(0.08)%	0.07%
Portfolio turnover rate(f)	28%		71%	58%	31%	36%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	23

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended February 28,					December 27, 2017(a) through August 31, 2018
			Year Ended August 31,
	2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.19		$29.94	$33.15	$41.65	$38.58
Income (loss) from investment operations:
Net investment income (loss)	(0.10)		(0.22)	(0.12)	(0.11)	(0.11)
Net realized and unrealized gain (loss) on investment transactions	(2.98)		10.13	5.68	1.81	3.18
Total from investment operations	(3.08)		9.91	5.56	1.70	3.07
Less Dividends and Distributions:
Distributions from net realized gains	(6.84)		(9.66)	(8.77)	(10.20)	-
Net asset value, end of period	$20.27		$30.19	$29.94	$33.15	$41.65
Total Return(c):	(12.92)%		38.60%	21.74%	9.93%	7.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,524		$1,851	$650	$539	$11
Average net assets (000)	$1,730		$1,050	$562	$296	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.08	%(e)	1.08%	1.08%	1.08%	1.08	%(e)
Expenses before waivers and/or expense reimbursement	1.67	%(e)	1.98%	3.70%	6.45%	244.89	%(e)
Net investment income (loss)	(0.77	)%(e)	(0.75)%	(0.45)%	(0.35)%	(0.39	)%(e)
Portfolio turnover rate(f)	28%		71%	58%	31%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class R4 Shares
	Six Months Ended February 28,					December 27, 2017(a) through August 31, 2018
			Year Ended August 31,
	2022		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$30.68		$30.24	$33.33	$41.72	$38.58
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.14)	(0.09)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	(3.05)		10.24	5.77	1.84	3.18
Total from investment operations	(3.11)		10.10	5.68	1.81	3.14
Less Dividends and Distributions:
Distributions from net realized gains	(6.84)		(9.66)	(8.77)	(10.20)	-
Net asset value, end of period	$20.73		$30.68	$30.24	$33.33	$41.72
Total Return(c):	(12.80)%		38.90%	22.05%	10.24%	8.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,886		$1,810	$1,088	$164	$11
Average net assets (000)	$15,043		$1,421	$531	$106	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.79	%(e)	0.83%	0.83%	0.83%	0.83	%(e)
Expenses before waivers and/or expense reimbursement	0.79	%(e)	1.50%	3.58%	15.83%	244.44	%(e)
Net investment income (loss)	(0.47	)%(e)	(0.47)%	(0.33)%	(0.09)%	(0.14	)%(e)
Portfolio turnover rate(f)	28%		71%	58%	31%	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Mid-Cap Growth Fund	25

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$31.16		$30.52	$33.50	$41.80	$40.63	$37.13
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.06)	0.01	0.05	0.06	0.09
Net realized and unrealized gain (loss) on investment transactions	(3.10)		10.36	5.78	1.85	6.16	5.66
Total from investment operations	(3.14)		10.30	5.79	1.90	6.22	5.75
Less Dividends and Distributions:
Distributions from net realized gains	(6.84)		(9.66)	(8.77)	(10.20)	(5.05)	(2.25)
Net asset value, end of period	$21.18		$31.16	$30.52	$33.50	$41.80	$40.63
Total Return(b):	(12.69)%		39.27%	22.32%	10.52%	16.53%	16.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$722,300		$878,037	$682,514	$675,919	$1,144,170	$1,585,340
Average net assets (000)	$815,833		$789,403	$640,757	$786,436	$1,584,359	$1,307,593
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.59	%(e)	0.59%	0.60%	0.59%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.59	%(e)	0.59%	0.60%	0.59%	0.58%	0.58%
Net investment income (loss)	(0.28	)%(e)	(0.21)%	0.04%	0.15%	0.15%	0.25%
Portfolio turnover rate(f)	28%		71%	58%	31%	36%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Mid-Cap Growth Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to achieve long-term capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Jennison Mid-Cap Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

28

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

PGIM Jennison Mid-Cap Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

30

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $1 billion;	0.57%
0.55% of average daily net assets over $1 billion.

The Manager has contractually agreed, through December 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R2	1.08
R4	0.83
R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has

PGIM Jennison Mid-Cap Growth Fund	31

Notes to Financial Statements (unaudited) (continued)

contractually agreed through December 31, 2022 to limit such expenses to 0.50% of the average daily net assets of the Class R shares.The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit
A	0.30%	—%
C	1.00	—
R	0.75	0.50
Z	N/A	N/A
R2	0.25	—
R4	N/A	N/A
R6	N/A	N/A

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

For the reporting period ended February 28, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$162,990
C	—

CDSC by Class	Amount
A	$223
C	419

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

PMFS serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

32

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2022, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$771,061,292	$927,691,940

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$39,732,574	$246,866,468	$286,599,042	$—	$—	$—	—	$16,418

PGIM Institutional Money Market Fund(1)(b)(wa)
117,945,552	701,054,100	693,072,487	(53,058)	27,801	125,901,908	126,002,710	26,913	(2)
$157,678,126	$947,920,568	$979,671,529	$(53,058)	$27,801	$125,901,908		$43,331

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Mid-Cap Growth Fund	33

Notes to Financial Statements (unaudited) (continued)

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,999,228,637	$706,262,180	$(131,270,588)	$574,991,592

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2021 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

34

The RIC is authorized to issue 2,000,000,000 shares of capital stock, $0.001 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class	Number of Shares
A	345,000,000
B	5,000,000
C	25,000,000
R	125,000,000
Z	800,000,000
T	100,000,000
R2	100,000,000
R4	100,000,000
R6	400,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	260,370	0.4%
C	69	0.1%
R	1,844,275	20.6%
Z	108	0.1%
R4	850	0.1%
R6	768	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	37.7%

PGIM Jennison Mid-Cap Growth Fund	35

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2022:
Shares sold	2,777,197	$ 49,935,375
Shares issued in reinvestment of dividends and distributions	17,958,143	299,900,981
Shares purchased	(5,441,096)	(103,184,930)
Net increase (decrease) in shares outstanding before conversion	15,294,244	246,651,426
Shares issued upon conversion from other share class(es)	172,998	3,710,047
Shares purchased upon conversion into other share class(es)	(142,536)	(2,991,987)
Net increase (decrease) in shares outstanding	15,324,706	$247,369,486

Year ended August 31, 2021:
Shares sold	4,828,999	$109,447,584
Shares issued in reinvestment of dividends and distributions	15,867,293	322,264,718
Shares purchased	(10,432,801)	(240,935,431)
Net increase (decrease) in shares outstanding before conversion	10,263,491	190,776,871
Shares issued upon conversion from other share class(es)	845,807	19,861,911
Shares purchased upon conversion into other share class(es)	(289,135)	(6,966,772)
Net increase (decrease) in shares outstanding	10,820,163	$203,672,010

Class C(a)
Six months ended February 28, 2022:
Shares sold	163,856	$ 1,542,978
Shares issued in reinvestment of dividends and distributions	171,704	3,822,124
Shares purchased	(1,958,502)	(2,744,019)
Net increase (decrease) in shares outstanding before conversion	(1,622,942)	2,621,083
Shares purchased upon conversion into other share class(es)	(75,299)	(690,827)
Net increase (decrease) in shares outstanding	(1,698,241)	$ 1,930,256

Year ended August 31, 2021:
Shares sold	413,857	$ 3,335,904
Shares issued in reinvestment of dividends and distributions	2,923,298	18,504,474
Shares purchased	(880,717)	(7,042,359)
Net increase (decrease) in shares outstanding before conversion	2,456,438	14,798,019
Shares purchased upon conversion into other share class(es)	(2,261,031)	(17,361,984)
Net increase (decrease) in shares outstanding	195,407	$ (2,563,965)

36

Share Class	Shares	Amount

Class R
Six months ended February 28, 2022:
Shares sold	922,834	$ 12,324,723
Shares issued in reinvestment of dividends and distributions	3,011,344	42,188,926
Shares purchased	(1,605,261)	(24,472,999)
Net increase (decrease) in shares outstanding	2,328,917	$30,040,650

Year ended August 31, 2021:
Shares sold	718,104	$ 14,935,016
Shares issued in reinvestment of dividends and distributions	2,665,908	48,092,976
Shares purchased	(2,073,598)	(43,059,215)
Net increase (decrease) in shares outstanding	1,310,414	$19,968,777

Class Z
Six months ended February 28, 2022:
Shares sold	2,424,019	$ 58,278,991
Shares issued in reinvestment of dividends and distributions	7,636,045	174,178,179
Shares purchased	(4,856,000)	(122,439,586)
Net increase (decrease) in shares outstanding before conversion	5,204,064	110,017,584
Shares issued upon conversion from other share class(es)	109,900	2,996,130
Shares purchased upon conversion into other share class(es)	(127,316)	(3,558,302)
Net increase (decrease) in shares outstanding	5,186,648	$109,455,412

Year ended August 31, 2021:
Shares sold	6,218,809	$182,416,766
Shares issued in reinvestment of dividends and distributions	9,176,533	234,001,589
Shares purchased	(12,515,912)	(352,300,952)
Net increase (decrease) in shares outstanding before conversion	2,879,430	64,117,403
Shares issued upon conversion from other share class(es)	240,329	7,102,598
Shares purchased upon conversion into other share class(es)	(872,529)	(24,176,897)
Net increase (decrease) in shares outstanding	2,247,230	$ 47,043,104

Class R2
Six months ended February 28, 2022:
Shares sold	2,593	$64,343
Shares issued in reinvestment of dividends and distributions	17,131	394,367
Shares purchased	(5,866)	(163,382)
Net increase (decrease) in shares outstanding	13,858	$ 295,328

Year ended August 31, 2021:
Shares sold	35,772	$990,496
Shares issued in reinvestment of dividends and distributions	8,083	208,373
Shares purchased	(4,267)	(125,758)
Net increase (decrease) in shares outstanding	39,588	$ 1,073,111

PGIM Jennison Mid-Cap Growth Fund	37

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R4
Six months ended February 28, 2022:
Shares sold	991,335	$ 29,009,929
Shares issued in reinvestment of dividends and distributions	16,434	386,681
Shares purchased	(59,368)	(1,402,512)
Net increase (decrease) in shares outstanding	948,401	$ 27,994,098

Year ended August 31, 2021:
Shares sold	15,786	$ 449,857
Shares issued in reinvestment of dividends and distributions	12,416	324,793
Shares purchased	(5,190)	(151,605)
Net increase (decrease) in shares outstanding	23,012	$623,045

Class R6
Six months ended February 28, 2022:
Shares sold	3,102,946	$ 80,553,714
Shares issued in reinvestment of dividends and distributions	7,365,273	176,987,501
Shares purchased	(4,558,687)	(120,003,747)
Net increase (decrease) in shares outstanding before conversion	5,909,532	137,537,468
Shares issued upon conversion from other share class(es)	23,861	691,590
Shares purchased upon conversion into other share class(es)	(5,159)	(156,651)
Net increase (decrease) in shares outstanding	5,928,234	$138,072,407

Year ended August 31, 2021:
Shares sold	6,835,255	$204,455,144
Shares issued in reinvestment of dividends and distributions	7,475,117	198,240,103
Shares purchased	(9,244,768)	(278,234,280)
Net increase (decrease) in shares outstanding before conversion	5,065,604	124,460,967
Shares issued upon conversion from other share class(es)	753,961	21,574,004
Shares purchased upon conversion into other share class(es)	(1,140)	(32,860)
Net increase (decrease) in shares outstanding	5,818,425	$146,002,111

(a)    On December 27, 2021, the Fund declared a 4 to 1 reverse stock split.

On December 27, 2021, the Fund’s Class C shares implemented a four-into-one reverse stock split the net effect of which was to decrease the number of the Fund’s outstanding shares and increase the net asset value per share by a proportionate amount. While the number of the Fund’s outstanding shares decreased, neither the Fund’s holdings nor the total value of shareholders’ investments in the Fund were affected. Immediately after the reverse stock split, each shareholder maintained the same percentage of the Fund’s net assets prior to the reverse stock split. Capital share activity referenced in the Statement of Changes in Net Assets and in Note 7, as well as per share data in the Financial Highlights

38

for Class C shares have been restated to reflect the reverse stock split.

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended February 28, 2022. The average daily balance for the 3 days that the Fund had loans outstanding during the period was approximately $7,345,333, borrowed at a weighted average interest rate of 1.30%. The maximum loan outstanding amount during the period was $12,621,000. At February 28, 2022, the Fund had an outstanding loan balance of $104,000.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in

PGIM Jennison Mid-Cap Growth Fund	39

Notes to Financial Statements (unaudited) (continued)

unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

40

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or a few key people. The market movements of these companies’ securities may be more

PGIM Jennison Mid-Cap Growth Fund	41

Notes to Financial Statements (unaudited) (continued)

abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

42

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov.Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Mid-Cap Growth Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON MID-CAP GROWTH FUND

SHARE CLASS	A	C	R	Z	R2	R4	R6
NASDAQ	PEEAX	PEGCX	JDERX	PEGZX	PEGEX	PEGGX	PJGQX
CUSIP	74441C105	74441C303	74441C600	74441C808	74441C865	74441C857	74441C881

MF173E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 19, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 19, 2022